NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) attributable to Bona Film Group Limited	$ 6,398	$ 5,657	$ (1,284)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	30,367,511	29,870,809	29,514,979
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share (in shares)	31,928,201	30,436,728	29,514,979
Net income (loss) per ordinary share-basic (in dollars per share)	$ 0.21	$ 0.19	$ (0.04)
Net income (loss) per ordinary share-diluted (in dollars per share)	$ 0.20	$ 0.19	$ (0.04)
Securities excluded from the computation of diluted net income per share	4,454,209	3,014,086	3,478,713
Stock options
Shares (denominator):
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	917,840	565,919
Restricted Shares
Shares (denominator):
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	642,850